ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED LIABILITIES
ACCRUED LIABILITIES

14. ACCRUED LIABILITIES

Accrued liabilities as of December 31, 2011 and 2010 were as follows:

	As of December 31,	As of December 31,
	2011	2010

Accrued interest	$16,411	$7,977
Accrued claims	5,889	1,521
Other accrued expenses	10,189	7,872
	$32,489	$17,370

In accrued interest as of December 31, 2011, an amount of $10,806 represents interest due and payable as of such date.